Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions (Detail) - USD ($)
$ in Millions
	Jun. 30, 2021	Jun. 30, 2020
Provisions [abstract]
Employee benefits	$ 1,624	$ 1,313
Restructuring	54	34
Post-retirement employee benefits	534	547
Total provisions	2,212	1,894
Current	1,606	1,283
Non-current	$ 606	$ 611